Segmental analysis - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Analysis of goodwill
Carrying value of goodwill	£ 5,680	£ 5,522
Retail Banking
Analysis of goodwill
Carrying value of goodwill	2,607	2,607
Commercial & Institutional
Analysis of goodwill
Carrying value of goodwill	2,905	2,906
Private Banking
Analysis of goodwill
Carrying value of goodwill	9	9
Central Items and other
Analysis of goodwill
Carrying value of goodwill	£ 159	£ 0